CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 22,463	$ 19,692
Short-term bank deposits	27,025	31,036
Restricted deposits	2,842	1,809
Trade receivables (net of allowance for doubtful accounts of $ 2,064 and $ 1,557 at December 31, 2016 and 2017, respectively)	14,489	13,702
Unbilled accounts receivable	6,309	4,232
Other accounts receivable and prepaid expenses (Note 3)	2,850	2,751
Inventories (Note 4)	9,596	6,818
Total current assets	85,574	80,040
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables		308
Long-term deposits and restricted bank deposits	155	126
Severance pay fund	1,524	1,321
Deferred income taxes (Note 12)	2,579	2,114
Total long-term investments and receivables	4,258	3,869
PROPERTY AND EQUIPMENT, NET (Note 5)	5,718	5,301
INTANGIBLE ASSETS, NET (Note 6)	4,303	4,933
GOODWILL (Note 7)	12,692	11,850
Total assets	112,545	105,993
CURRENT LIABILITIES:
Trade payables	5,198	4,040
Customer advances	7,191	5,602
Other accounts payable and accrued expenses (Note 8)	13,784	11,646
Total current liabilities	26,173	21,288
LONG-TERM LIABILITIES:
Deferred revenues	891	472
Deferred income taxes	190	167
Accrued severance pay	2,328	2,089
Other long-term liabilities	14	59
Total long-term liabilities	3,423	2,787
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2016 and December 31, 2017; Issued and outstanding: 22,894,348 shares at December 31, 2016 and 23,032,448 shares at December 31, 2017	6,716	6,679
Additional paid-in capital	93,975	93,441
Accumulated other comprehensive loss	(87)	(1,923)
Foreign currency translation adjustments (Company's standalone financial statements)	5,859	412
Accumulated deficit	(23,514)	(16,600)
Total Magal shareholders' equity	82,949	82,009
Non-controlling interest		(91)
Total shareholders' equity (Note 10)	82,949	81,918
Total liabilities and shareholders' equity	$ 112,545	$ 105,993